Sep. 28, 2026
SIIT EMERGING MARKETS EQUITY FUND | EMERGING MARKETS EQUITY FUND
Investment Goal
Capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.85%
Distribution (12b‑1) Fees	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.02%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year		3 Years	5 Years	10 Years
Emerging Markets Equity Fund — Class A Shares	$104	$325	$563	$1,248

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging market issuers. Equity securities may include common stocks, preferred stocks, warrants, participation notes, depositary receipts and real estate investment trusts (REITs). The Fund normally maintains investments in at least six emerging market countries, however, it may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. Due to the size of its economy relative to other emerging market countries, it is expected that China will generally constitute a significant exposure in the Fund and may include investments in variable interest entities (VIEs). Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing frontier or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser).

The Fund may invest in swaps based on a single security or an index of securities, futures contracts, forward contracts on currencies, indexes or securities, and options on securities to synthetically obtain exposure to securities or baskets of securities or for hedging purposes, including seeking to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall risk. Securities index swaps may be used to obtain exposure to different foreign equity markets. Futures and swaps on futures may be used to gain exposure to foreign equity markets and commodities markets. The Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Fund may purchase shares of exchange-traded funds (ETFs) and other investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities or other instruments directly. The Fund may also invest a portion of its assets in U.S. and developed foreign country securities, including securities of small capitalization companies.

Performance Information

The bar chart and the performance table below provide some indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten calendar years, and by showing how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception, compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1‑800-DIAL-SEI.

Best Quarter: 21.74% (6/30/20) Worst Quarter: ‑25.81% (3/31/20) The Fund’s total return from January 1, 2026 to June 30, 2026 was 22.28%.

Best Quarter: 21.74% (6/30/20) Worst Quarter: -25.81% (3/31/20) The Fund's total return from January 1, 2026 to June 30, 2026 was 22.28%.

Average Annual Total Returns (for the periods ended December 31, 2025)

This table compares the Fund’s average annual total returns to those of a broad-based securities market index and an additional index with characteristics relevant to the Fund’s investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Emerging Markets Equity Fund	1 Year	5 Years	10 Years	Since Inception (10/31/2014)
Return Before Taxes	39.81%	9.20%	10.14%	7.29%
Return After Taxes on Distributions	31.12%	6.40%	8.20%	5.55%
Return After Taxes on Distributions and Sale of Fund Shares	28.57%	6.89%	7.93%	5.54%
MSCI All Country World Ex-US Net Index Return (reflects no deduction for fees or expenses)	32.39%	7.91%	8.41%	6.66%
MSCI Emerging & Frontier Markets Index Return (reflects no deduction for fees, expenses or taxes)	33.78%	4.26%	8.39%	5.38%